ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013		Dec. 30, 2012	Dec. 25, 2011
Changes in accumulated other comprehensive loss [Roll Forward]
Beginning balance	$ (55,739)
Net actuarial gain and amounts reclassified from accumulated other comprehensive loss	16,085
Net other comprehensive income (loss)	16,085
Ending balance	(39,654)		(55,739)
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	219,237		205,249	198,709
Selling and administrative expenses	126,714		127,522	112,466
Total reclassifications for the period	(16,085)
Television [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	85,945		67,451	59,930
Radio [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	33,040		31,041	29,485
Publishing [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	100,973		107,289	109,557
Corporate [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	(721)		(532)	(263)
Defined Benefit Pension and Postretirement Plans [Member]
Changes in accumulated other comprehensive loss [Roll Forward]
Beginning balance	(55,739)
Net actuarial gain and amounts reclassified from accumulated other comprehensive loss	16,085
Net other comprehensive income (loss)	16,085
Ending balance	(39,654)
Reclassification of accumulated other comprehensive loss [Abstract]
Total reclassifications for the period	(16,085)
Defined Benefit Pension and Postretirement Plans [Member] | Amounts reclassified from accumulated other comprehensive income to: [Member]
Changes in accumulated other comprehensive loss [Roll Forward]
Net actuarial gain and amounts reclassified from accumulated other comprehensive loss	16,085
Reclassification of accumulated other comprehensive loss [Abstract]
Prior service cost and unrecognized loss	(2,558)	[1]
Income tax expense	10,176
Net actuarial (Gain)	(23,703)
Selling and administrative expenses	956
Total reclassifications for the period	(16,085)
Defined Benefit Pension and Postretirement Plans [Member] | Amounts reclassified from accumulated other comprehensive income to: [Member] | Television [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	263
Defined Benefit Pension and Postretirement Plans [Member] | Amounts reclassified from accumulated other comprehensive income to: [Member] | Radio [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	176
Defined Benefit Pension and Postretirement Plans [Member] | Amounts reclassified from accumulated other comprehensive income to: [Member] | Publishing [Member]
Reclassification of accumulated other comprehensive loss [Abstract]
Operating costs and expenses	$ 1,163

[1]	These accumulated other comprehensive loss components are included in the computation of net periodic pension and postretirement cost. See Note 3 "Employee Benefit Plans" for more information. Of the costs for the year ended December 29, 2013, $263 is included in television operating costs and expenses, $176 is included in radio operating costs and expenses $1,163 is included in publishing operating costs and expenses, and $956 is included in selling and administrative expenses.